INCOME TAXES - Income tax expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income tax expense:
State					$ 30
Total					30
Deferred tax benefit:
Federal					(707)	$ (1,825)
State					(152)	(360)
Total					(859)	(2,185)
Total income tax benefit	$ (498)	$ 158	$ (3,138)	$ (743)	$ (829)	$ (2,185)